Condensed Statement of Cash Flows	10 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (2,438,600)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Founder Shares	5,000
Interest earned on marketable securities held in Trust Account	(8,324)
Changes in operating assets and liabilities:
Prepaid expenses	(751,534)
Accounts payable and accrued expenses	1,979,837
Net cash used in operating activities	(1,213,621)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(250,000,000)
Net cash used in investing activities	(250,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Public Shares, net of underwriting discounts paid	245,600,000
Proceeds from sale of Private Placement Shares	6,400,000
Advances from related party	97,640
Repayment of advances from related party	(87,640)
Proceeds from promissory note – related party	300,000
Repayment of promissory note – related party	(300,000)
Payment of offering costs	(368,190)
Net cash provided by financing activities	251,641,810
Net Change in Cash	428,189
Cash – Beginning of period (inception)
Cash – End of period	428,189
Non-Cash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Founder Shares	20,000
Remeasurement of Class A ordinary share subject to possible redemption	12,496,514
Deferred underwriting fee payable	7,700,000
Forfeiture of Founder Shares	$ (8)